Acquisition of Specialty Microwave (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 12, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total consideration paid	$ 1,143,633
Cash paid against acquisition	668,633
Intangible assets acquired in Specialty acquistion		$ 806,000	$ 806,000	$ 0
Promissory note issued in Specialty acquistion	$ 475,000		475,000	$ 0
Interest rate	6.00%
Lease	$ 1,200,000	1,200,000
Acquisition costs			77,000
Fair value of net assets acquired		$ 337,633
Pro Forma [Member]
Total consideration paid	1,143,633
Cash paid against acquisition	668,633
Intangible assets acquired in Specialty acquistion			806,000
Promissory note issued in Specialty acquistion	$ 475,000
Interest rate	6.00%
Acquisition costs			77,000
Fair value of net assets acquired			$ 337,633
Reported revenue	$ 510,364